Goodwill - Schedule of Tabular Form of Allocating Goodwill to Cash Generating Units (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	$ 19,703	$ 7,777
Goodwill Including Preliminary Value	19,703	7,777
Oss [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	2,823	3,092
Utrecht [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	4,278	4,685
Bio strand [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	$ 12,602	$ 0